Inst | Fidelity Advisor Freedom Income Fund
Supplement to the
Fidelity Advisor Freedom Funds®
Institutional Class
May 30, 2013
Prospectus

Strategic Advisers may modify the target asset allocation strategy for the Fidelity Advisor Freedom Funds and modify the selection of underlying Fidelity funds for any Fidelity Advisor Freedom Fund from time to time. Effective on or about January 1, 2014, a new target asset allocation strategy for the Fidelity Advisor Freedom Funds will take effect. On or about September 26, 2013 Strategic Advisers will begin transitioning fund assets to achieve the desired target allocations. The modified asset allocation strategy is expected to result in changes to acquired fund fees and expenses reflected in each fund's fee table, which have been updated accordingly in the fee tables below. Commensurate with this change, on or about January 1, 2014, after the modified asset allocation strategy has been fully implemented, Strategic Advisers will replace the MSCI EAFE Index with the MSCI ACWI ex US Index as a component of each fund's composite benchmark.

The following information replaces similar information for Fidelity Advisor Freedom Income Fund found in the "Fund Summary" section beginning on page 3 under each of the headings indicated below.

Fee Table

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expensesA	0.51%
Total annual operating expensesB	0.51%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 52
3 years	$ 164
5 years	$ 285
10 years	$ 640

Principal Investment Strategies
  Allocating assets among underlying Fidelity funds according to a stable target asset allocation of approximately:

Domestic Equity Funds	17%
International Equity Funds	7%
Bond Funds	46%
Short-Term Funds	30%

The following information replaces similar information for Fidelity Advisor Freedom 2005 Fund found in the "Fund Summary" section beginning on page 6 under each of the headings indicated below.

Fee Table

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expensesA	0.58%
Total annual operating expensesB	0.58%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 59
3 years	$ 186
5 years	$ 324
10 years	$ 726

Principal Investment Strategies
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 17 years after the year 2005).

The following information replaces similar information for Fidelity Advisor Freedom 2010 Fund found in the "Fund Summary" section beginning on page 9 under each of the headings indicated below.

Fee Table

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expensesA	0.62%
Total annual operating expensesB	0.62%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 63
3 years	$ 199
5 years	$ 346
10 years	$ 774

Principal Investment Strategies

Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 17 years after the year 2010).

The following information replaces similar information for Fidelity Advisor Freedom 2015 Fund found in the "Fund Summary" section beginning on page 12 under each of the headings indicated below.

Fee Table

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expensesA	0.66%
Total annual operating expensesB	0.66%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 67
3 years	$ 211
5 years	$ 368
10 years	$ 822

Principal Investment Strategies
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 17 years after the year 2015).

The following information replaces similar information for Fidelity Advisor Freedom 2020 Fund found in the "Fund Summary" section beginning on page 15 under each of the headings indicated below.

Fee Table

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expensesA	0.69%
Total annual operating expensesB	0.69%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 70
3 years	$ 221
5 years	$ 384
10 years	$ 859

Principal Investment Strategies
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 17 years after the year 2020).

The following information replaces similar information for Fidelity Advisor Freedom 2025 Fund found in the "Fund Summary" section beginning on page 18 under each of the headings indicated below.

Fee Table

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expensesA	0.73%
Total annual operating expensesB	0.73%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 75
3 years	$ 233
5 years	$ 406
10 years	$ 906

Principal Investment Strategies
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 17 years after the year 2025).

The following information replaces similar information for Fidelity Advisor Freedom 2030 Fund found in the "Fund Summary" section beginning on page 21 under each of the headings indicated below.

Fee Table

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expensesA	0.78%
Total annual operating expensesB	0.78%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 80
3 years	$ 249
5 years	$ 433
10 years	$ 966

Principal Investment Strategies
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 17 years after the year 2030).

The following information replaces similar information for Fidelity Advisor Freedom 2035 Fund found in the "Fund Summary" section beginning on page 24 under each of the headings indicated below.

Fee Table

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expensesA	0.80%
Total annual operating expensesB	0.80%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 82
3 years	$ 255
5 years	$ 444
10 years	$ 990

Principal Investment Strategies
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 17 years after the year 2035).

The following information replaces similar information for Fidelity Advisor Freedom 2040 Fund found in the "Fund Summary" section beginning on page 27 under each of the headings indicated below.

Fee Table

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expensesA	0.80%
Total annual operating expensesB	0.80%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 82
3 years	$ 255
5 years	$ 444
10 years	$ 990

Principal Investment Strategies
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 17 years after the year 2040).

The following information replaces similar information for Fidelity Advisor Freedom 2045 Fund found in the "Fund Summary" section beginning on page 30 under each of the headings indicated below.

Fee Table

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expensesA	0.81%
Total annual operating expensesB	0.81%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 83
3 years	$ 259
5 years	$ 450
10 years	$ 1,002

Principal Investment Strategies
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 17 years after the year 2045).

The following information replaces similar information for Fidelity Advisor Freedom 2050 Fund found in the "Fund Summary" section beginning on page 33 under each of the headings indicated below.

Fee Table

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expensesA	0.81%
Total annual operating expensesB	0.81%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 83
3 years	$ 259
5 years	$ 450
10 years	$ 1,002

Principal Investment Strategies
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 17 years after the year 2050).

The following information replaces similar information for Fidelity Advisor Freedom 2055 Fund found in the "Fund Summary" section beginning on page 36 under each of the headings indicated below.

Fee Table

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expensesA	0.81%
Total annual operating expensesB	0.81%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 83
3 years	$ 259
5 years	$ 450
10 years	$ 1,002

Principal Investment Strategies
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 17 years after the year 2055).